INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2018
INVESTMENT PROPERTIES
Schedule of net carrying amount of investment properties

	Buildings	Land use right	Total
Year ended December 31, 2017
Opening net carrying amount	99,655	1,156,120	1,255,775
Transfer from property, plant and equipment and land use rights (note 6) (note 8)	157,150	6,896	164,046
Disposal	—	(73,346)	(73,346)
Depreciation	(2,744)	(11,361)	(14,105)
Closing net carrying amount	254,061	1,078,309	1,332,370

As at December 31, 2017
Cost	263,066	1,107,411	1,370,477
Accumulated depreciation	(9,005)	(29,102)	(38,107)

Net carrying amount	254,061	1,078,309	1,332,370

	Buildings	Land use rights	Total
Year ended December 31, 2018
Opening net carrying amount	254,061	1,078,309	1,332,370
Transfer from property, plant and equipment (note 6)	11,039	—	11,039
Transfer to property, plant and equipment (note 6)	(21,773)	—	(21,773)
Disposal	—	(143,401)	(143,401)
Depreciation	(7,353)	(14,876)	(22,229)
Closing net carrying amount	235,974	920,032	1,156,006

As at December 31, 2018
Cost	251,626	939,015	1,190,641
Accumulated depreciation	(15,652)	(18,983)	(34,635)

Net carrying amount	235,974	920,032	1,156,006